Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,077,000.00
Previously Paid Amount	0.00
Total Fee Amount	563.03
Total Offset Amount	0.00
Net Fee	563.03
Narrative - Max Aggregate Offering Price	$ 4,077,000.00
Final Prospectus	true